Combined and Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 244,702	$ 165,990	$ 35,346
Other comprehensive income
Unrealized gain on cash flow hedges	4,128	9,782	1,879
Other comprehensive income	4,128	9,782	1,879
Comprehensive income	248,830	175,772	37,225
Less: Comprehensive income attributable to noncontrolling interests	(180,665)	(131,236)	(6,842)
Comprehensive income attributable to Class A shareholders	68,165	44,536	30,383
MGP Operating Partnership
Net income	244,702	165,990	35,346
Other comprehensive income
Unrealized gain on cash flow hedges	4,128	9,782	1,879
Other comprehensive income	4,128	9,782	1,879
Comprehensive income	$ 248,830	$ 175,772	$ 37,225